Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Basic Earnings (Losses) Per Share
The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	06/30/2024	06/30/2023
Net Income (Loss) for the period attributed to Controlling shareholders'	(3,554,806)	10,310,498
Weighted average number of shares in the period – in thousands	1,306,865	1,336,021
Weighted average treasury shares – in thousands	(22,508)	(26,791)
Weighted average number of outstanding shares – in thousands	1,284,357	1,309,230
Basic earnings (loss) per common share – R$	(2.76777)	7.87524

Schedule of Diluted Earnings (Losses) Per Share
The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	06/30/2024	06/30/2023
Net Income (Loss) for the period attributed to Controlling shareholders'	(3,554,806)	10,310,498
Weighted average number of shares during the period (except treasury shares) – in thousands	1,284,357	1,309,230
Average number of potential shares (stock options) - in thousands		487
Weighted average number of shares (diluted) – in thousands	1,284,357	1,309,717
Diluted earnings (loss) per common share – R$	(2.76777)	7.87231